Nova Fund Expense Example - Class A and Class C [Member] - Nova Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 334
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,702
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	959
Expense Example, with Redemption, 5 Years	1,314
Expense Example, with Redemption, 10 Years	$ 2,311